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FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported) February 4, 2020

Commission File Number of securitizer: n/a

Central Index Key Number of securitizer: 0001418253

Henry B. Howard, (786) 777-03000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: n/a

U.S. Education Loan Trust IV, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): n/a

Central Index Key Number of underwriter (if applicable): n/a

Henry B. Howard, (786) 777-0300
Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

U.S. Education Loan Trust IV, LLC	(Securitizer, Depositor or Underwriter)

Date	February 4, 2020
By:	U.S. Education Finance IV Management Corporation

/s/ Henry B. Howard	(Signature)*
By: Henry B. Howard, President and Chief Executive Officer

*Print name and title of the signing officer under his signature.